Document and Entity Information	Jan. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001438533
Document Type	8-K
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	TRAVERE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36257
Entity Tax Identification Number	27-4842691
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(888)
Local Phone Number	969-7879
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	TVTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false